Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 01, 2019	Jun. 30, 2015	Jun. 30, 2020	Jun. 30, 2016	Jun. 30, 2021	Jun. 30, 2017	Jun. 30, 2022	Jun. 30, 2018	Jun. 30, 2023	Jun. 30, 2019	Jun. 30, 2024	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,550		$ 9,097		$ 12,316		$ 11,711		$ 11,379		$ 12,128		$ 13,438
Class C
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000		9,466		12,732		12,030		11,615		12,296		$ 13,537
Class I
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	100,000		95,490		129,618		123,585		120,414		128,663		$ 142,975
Class L
Account Value [Line Items]
Line Graph and Table Measure Name																		Class L
Accumulated Value		$ 10,000		$ 12,131		$ 12,154		$ 12,685		$ 14,532		$ 13,862		$ 18,818	$ 17,941	$ 17,480	$ 18,677	$ 20,754
Class R
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000		9,511		12,857		12,205		11,844		12,601		$ 13,945
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name													Class Z
Accumulated Value	10,000		9,557		12,983		12,388		12,081		12,918		$ 14,366
Class A - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name													Linked Index1
Accumulated Value	10,000		9,378		12,454		11,721		11,207		11,854		$ 12,944
Class C - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name													Linked Index1
Accumulated Value	10,000		9,378		12,454		11,721		11,207		11,854		$ 12,944
Class I - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name													Linked Index1
Accumulated Value	100,000		93,784		124,540		117,208		112,066		118,540		$ 129,443
Class L - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																		Linked Index1
Accumulated Value		10,000		12,404		12,193		12,620		14,109		13,196		17,524	16,492	15,769	16,680	$ 18,214
Class R - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name													Linked Index1
Accumulated Value	10,000		9,378		12,454		11,721		11,207		11,854		$ 12,944
Class Z - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name													Linked Index1
Accumulated Value	10,000		9,378		12,454		11,721		11,207		11,854		$ 12,944
Class A - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000		10,669		15,021		13,426		16,057		20,000		$ 23,033
Class C - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000		10,669		15,021		13,426		16,057		20,000		$ 23,033
Class I - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	100,000		106,686		150,207		134,262		160,569		199,998		$ 230,325
Class L - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P 500 Index
Accumulated Value		$ 10,000		$ 10,399		$ 12,260		$ 14,023		$ 15,483		$ 16,645		$ 23,436	$ 20,948	$ 25,053	$ 31,204	$ 35,936
Class R - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000		10,669		15,021		13,426		16,057		20,000		$ 23,033
Class Z - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	$ 10,000		$ 10,669		$ 15,021		$ 13,426		$ 16,057		$ 20,000		$ 23,033